EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN

20. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company’s subsidiaries and the VIE in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Full time employees of the Predecessor participate in the same government mandated defined contribution plan. Chinese labor regulations require that the PRC subsidiaries and the VIE of the Group make contributions to the government for these benefits based on a specific percentage of the employees’ salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company’s subsidiaries and VIE have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1,583, RMB4,961 and RMB 6,297(US$1,011) for the years ended December 31, 2010, 2011 and 2012, respectively.